SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
OF
ALLSPRING TARGET DATE RETIREMENT FUNDS
For the Allspring Dynamic Target Today Fund
Allspring Dynamic Target 2015 Fund
Allspring Dynamic Target 2020 Fund
Allspring Dynamic Target 2025 Fund
Allspring Dynamic Target 2030 Fund
Allspring Dynamic Target 2035 Fund
Allspring Dynamic Target 2040 Fund
Allspring Dynamic Target 2045 Fund
Allspring Dynamic Target 2050 Fund
Allspring Dynamic Target 2055 Fund
Allspring Dynamic Target 2060 Fund
(each a “Fund”, together the “Funds”)

At a meeting held on December 16, 2021, the Board of Trustees of Allspring Funds Trust (the “Trust”) unanimously approved changes to each Fund’s management fees and sub-advisory fees.

Effective on or about January 1, 2022, the information with respect to the Fund in the management fee table in the section entitled “Manager and Class-Level Administrator” will be replaced with the following:

Fund	Management Fee
All Funds	First $5B Next $5B Over $10B	0.10% 0.08% 0.07%

The information with respect to the Funds in the sub-advisory fee table in the section entitled “Sub-Advisers” will be replaced with the following:

Fund	Sub-Advisory Fee
All Funds	First $200M Next $300M Over $500M	0.05% 0.04% 0.03%

December 17, 2021